INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	$ 12,828	$ 11,110
Net additions	159	1,811
Amortization	(88)	(93)
Net carrying amount	12,899	12,828
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	33	47
Net additions	12	2
Amortization	(11)	(16)
Net carrying amount	34	33
Intangible assets excluding goodwill and acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	8,734	7,017
Net additions	52	1,733
Amortization	(11)	(16)
Net carrying amount	8,775	8,734
Acquired program rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	171	188
Net additions	57	60
Amortization	(77)	(77)
Net carrying amount	151	171
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	3,923	3,905
Net additions	50	18
Amortization	0	0
Net carrying amount	3,973	3,923
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	8,905	7,205
Net additions	109	1,793
Amortization	(88)	(93)
Net carrying amount	8,926	8,905
Spectrum licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	8,331	6,600
Net additions	40	1,731
Amortization	0	0
Net carrying amount	8,371	8,331
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	234	234
Net additions	0	0
Amortization	0	0
Net carrying amount	234	234
Brand names
Reconciliation of changes in intangible assets and goodwill [abstract]
Net carrying amount	136	136
Net additions	0	0
Amortization	0	0
Net carrying amount	$ 136	$ 136